Debt - Convertible Debenture (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Oct. 02, 2019
Disclosure of detailed information about borrowings [line items]
Proceeds from convertible debentures (note 17(b))		$ 46,000
Debentures classified as equity		7,141
Deferred income tax expense through equity		(1,927)
Debentures [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 46,000
Proceeds from convertible debentures (note 17(b))		46,000
Borrowings, interest rate	4.65%
Conversion price	$ 5.00
Conversion rate	200
Redemption percentage of conversion price	125.00%
Percentage of principal amount of debt redeemed	95.00%
Debentures classified as equity		$ 7,141
Interest paid on debentures	$ 2,315